Employee Benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Employee benefits [Abstract]
Short-term employee benefits accruals	$ 31,600,044	$ 26,050,387
Current net defined benefit liability	194,119	182,106
Current provisions for employee benefits	31,794,163	26,232,493
Long term employee benefits accruals	0	0
Non-current net defined benefit liability	26,901,088	23,517,009
Provisions for employee benefits	$ 26,901,088	$ 23,517,009